Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 5,556	$ 5,023
Platinum Canadian Mortgage Trust II [Member] | Less than 1 year [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	27	0
Platinum Canadian Mortgage Trust II [Member] | 1 to 3 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	1,973	1,209
Platinum Canadian Mortgage Trust II [Member] | 3 to 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	750	1,049
Platinum Canadian Mortgage Trust II [Member] | Over 5 years [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Secured borrowing liabilities	$ 0	$ 492